SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
SEGMENT INFORMATION
SEGMENT INFORMATION

(14)SEGMENT INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group uses the management approach to determine the operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making decisions, allocating resources and assessing the performance. There are no inter-segment revenue transactions and, therefore, revenues are only generated from external customers. The accounting policies of the segments are the same as those used by the Group.

For the years ended December 31, 2023, 2024 and 2025, the Group classified the operating segments into (i) Overseas art study services (ii) Other educational services and (iii) Other services.

Overseas art study services and Other educational services have been identified as two separate reportable segments, as the two operating segments have met the quantitative threshold of 10 percent to be considered reportable respectively. Other services are reported as others because revenue from reportable segments of Overseas art study services and Other educational services exceeds 75 percent of the total consolidated net revenues and management determines that no further reportable segments need to be identified and disclosed.

Furthermore, the Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenue, operating cost and expenses, and income (loss) from operations. There are no separate segment assets and segment liabilities information provided to the Group’s Chief Executive Officer, as he does not use this information to allocate resources or evaluate the performance of the segments.

The following table presents selected financial information relating to the Group’s segments:

	Overseas art study	Other educational
For the year ended December 31, 2025:	services	services	Others	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	243,417,665	24,695,211	—	268,112,876
Operating cost and expenses:
Cost of revenues	124,684,300	13,046,819	70,407	137,801,526
Research and development	3,057,742	10,887	3,030	3,071,659
Selling and marketing	76,929,461	5,678,365	24,000	82,631,826
Goodwill impairment	29,848,577	4,060,142	—	33,908,719
Unallocated corporate expenses*	—	—	—	78,767,406
Reversal of provision for loan receivable and other receivables	—	—	(3,781,662)	(3,781,662)
Total operating cost and expenses	234,520,080	22,796,213	(3,684,225)	332,399,474
Other operating income, net	100,677	—	75,221	175,898
Income (Loss) from operations	8,998,262	1,898,998	3,759,446	(64,110,700)
Unallocated other income, net	—	—	—	12,484,974
Loss before income taxes	—	—	—	(51,625,726)

	Overseas art study	Other educational
For the year ended December 31, 2024:	services	services	Others	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	246,561,735	21,498,427	—	268,060,162
Operating cost and expenses:
Cost of revenues	117,900,852	8,748,249	146,108	126,795,209
Research and development	3,470,286	70,554	162,338	3,703,178
Selling and marketing	91,458,227	8,341,122	93,455	99,892,804
Unallocated corporate expenses*	—	—	—	80,888,058
Total operating cost and expenses	212,829,365	17,159,925	401,901	311,279,249
Other operating income, net	105,978	—	68,953	174,931
Income (Loss) from operations	33,838,348	4,338,502	(332,948)	(43,044,156)
Unallocated other income, net	—	—	—	544,593
Loss before income taxes	—	—	—	(42,499,563)

	Overseas art study	Other educational
For the year ended December 31, 2023:	services	services	Others	Consolidated
	RMB	RMB	RMB	RMB
Net revenues	201,955,180	19,663,788	—	221,618,968
Operating cost and expenses:
Cost of revenues	96,661,054	10,225,877	74,828	106,961,759
Research and development	3,672,094	114,516	843,270	4,629,880
Selling and marketing	73,182,842	5,437,897	116,753	78,737,492
Unallocated corporate expenses*	—	—	—	72,816,606
Total operating cost and expenses	173,515,990	15,778,290	1,034,851	263,145,737
Other operating income, net	30,865	—	—	30,865
Income (Loss) from operations	28,470,055	3,885,498	(1,034,851)	(41,495,904)
Unallocated other income, net	—	—	—	973,654
Loss before income taxes	—	—	—	(40,522,250)

*Unallocated corporate expenses represent the general and administrative expenses for the years ended December 31, 2023, 2024 and 2025.

Majority of the Group’s operations, customers and long-lived assets are located in the PRC. Consequently, no geographic information is presented.